Related Party Transactions	9 Months Ended
Sep. 30, 2021
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSACTIONS
Transactions with HMLP are related party transactions as the Company has a 35 percent ownership interest in HMLP (see Note 15).
As the operator of the assets held by HMLP, Cenovus provides management services for which it recovers shared service costs.
The Company is also the contractor for HMLP and constructs its assets based on fixed price contracts or a cost recovery basis with certain restrictions. For the nine months ended September 30, 2021, the Company charged HMLP $165 million for construction costs and management services.
The Company pays an access fee to HMLP for pipeline systems that are used by Cenovus’s blending business. Cenovus also pays HMLP for transportation and storage services. For the nine months ended September 30, 2021, the Company incurred costs of $215 million for the use of HMLP’s pipeline systems, as well as transportation and storage services.